SUMMARY OF SIGNIFICANT ACCOUNTING POLICY (Details Narrative)	6 Months Ended
Jun. 30, 2025
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customers [Member]
Product Information [Line Items]
Concentration risk	95.33%